Revenue Recognition (Details) - Schedule of disaggregated revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product revenue
Revenue	$ 4,887	$ 2,509
Ancillary revenue	161	132
Total revenue	5,048	2,641
Powertrains [Member]
Product revenue
Revenue	2,152	993
Stepvans and Vehicle Incentives [Member]
Product revenue
Revenue	$ 2,735	$ 1,516